Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 7,191	$ 6,369
Accounts receivable	5,298	4,794
Inventories	3,282	2,900
Prepaid expenses	126	1,143
Total current assets	15,897	15,206
Non?current assets:
Property and equipment	955	736
Intangible assets	9,354	8,940
Goodwill	3,375	3,102
Other assets	98	75
Total non?current assets	13,782	12,853
Total assets	29,679	28,059
Current liabilities:
Accounts payable and accrued liabilities	7,932	7,603
Income taxes payable	95	16
Current portion of lease obligations	368	315
Total current liabilities	8,395	7,934
Non?current liabilities
Lease obligations	506	229
Total non?current liabilities	506	229
Total liabilities	8,901	8,163
Equity:
Share capital	81,014	81,014
Contributed surplus	10,919	10,723
Accumulated other comprehensive loss	(4,264)	(5,989)
Deficit	(66,891)	(65,852)
Total equity	20,778	19,896
Total liabilities and equity	$ 29,679	$ 28,059